Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 29, 2025
Entity Registrant Name	dei_EntityRegistrantName	XD Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001997375
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	xd
Document Creation Date	dei_DocumentCreationDate	Jan. 29, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 29, 2025
Prospectus Date	rr_ProspectusDate	Jan. 28, 2025
XD Treasury Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	XD TREASURY MONEY MARKET FUND (the “FUND”) Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The XD Treasury Money Market Fund seeks to provide income consistent with preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in a series of the Fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by cash or U.S. government securities, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasuries and repurchase agreements that are fully collateralized by U.S. Treasuries. U.S. Treasury securities are direct obligations of the federal government of the United States. Treasury securities include Treasury Bills, Treasury Notes, Treasury Bonds, Treasury Inflation-Protected Securities (“TIPS”) and Treasury Floating Rate Notes. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash.

In selecting securities for the Fund, the investment Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund intends to comply with Rule 2a-7 of the 1940 Act and may purchase only securities that meet those requirements relating to maturity, diversification and credit quality, and must meet the requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 calendar days or less (except in the case of Floating Rate Notes issued by the U.S. government) and the Fund must have a dollar-weighted average maturity of 60 calendar days or less and a dollar-weighted average life of 120 calendar days or less.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Adviser is not required to reimburse the Fund for losses, and you should not expect that the Adviser will provide financial support to the Fund at any time, including during periods of market stress.

The Fund is subject to the principal risks relating to instruments and strategies used in the management of the Fund as noted below, which may adversely affect the Fund’s performance:

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rates will cause a fall in the value of fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by the Fund will vary with changes in interest rates. A decline in interest rates may cause issuers to prepay higher yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower or negative yields, which may cause a decline in its income. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable NAV. Recent and potential future changes in government policy may affect interest rates, which may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. Although the Fund will be primarily investing in U.S. Treasury securities, which are backed by full faith and credit of U.S. government, there can be no assurance that such investments will not be downgraded or subject to other changes that could reduce the value of such securities. U.S. Treasury securities are backed by the full faith and credit of the U.S. government, meaning that the U.S. government is required to repay the principal in the event of default. The U.S. government, however, does not guarantee the market price of any U.S. government securities. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt.

Repurchase Agreements Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price, or the security loses value before it can be sold.

Inflation Risk. The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors.

Investments in Other Money Market Mutual Funds. To the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. Other money market funds contain similar risks as the Fund, including valuation risk. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual funds (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

Market Risk. There is a risk that the value of the Fund’s investment may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risk might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

Money Market Instruments Risk. The value of a money market instrument typically will decline during periods of rising interest rates and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, regulatory, public health, and other conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as changes in the financial condition of the issuer or borrower, specific market or economic developments, regulatory or government actions, natural disasters, pandemics, terrorist attacks, war, and other geopolitical events can have an adverse effect on the debt market and the overall liquidity of the market for money market instruments.

New Adviser Risk. The Adviser is newly registered and therefore has limited operating history. The Fund relies on the Adviser’s investment analysis and its selection of investments to achieve its investment objective. As a result, investors do not have a long-term track record from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund commenced operations on February 12, 2024, and therefore has limited performance history for investors to evaluate.

Redemption Risk. Redemption risk for a money market mutual fund refers to the potential instability that can arise when investors rapidly withdraw their funds from the Fund, especially during periods of financial stress or economic uncertainty. If a large number of investors decide to redeem their shares simultaneously, it can put pressure on the Fund’s liquidity, forcing it to sell assets at potentially unfavorable prices. This may lead to a decline in the NAV, resulting in losses for remaining shareholders.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on February 12, 2024, and therefore does not yet have a full calendar year of performance. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Visit https://www.xdfundadvisor.com/#/mutualFund for more current performance information. The Fund’s 7-day yield may be obtained by calling (toll free) 1-833-993-9200.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on February 12, 2024, and therefore does not yet have a full calendar year of performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-833-993-9200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.xdfundadvisor.com/#/mutualFund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
XD Treasury Money Market Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rates will cause a fall in the value of fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by the Fund will vary with changes in interest rates. A decline in interest rates may cause issuers to prepay higher yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower or negative yields, which may cause a decline in its income. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable NAV. Recent and potential future changes in government policy may affect interest rates, which may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

XD Treasury Money Market Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. Although the Fund will be primarily investing in U.S. Treasury securities, which are backed by full faith and credit of U.S. government, there can be no assurance that such investments will not be downgraded or subject to other changes that could reduce the value of such securities. U.S. Treasury securities are backed by the full faith and credit of the U.S. government, meaning that the U.S. government is required to repay the principal in the event of default. The U.S. government, however, does not guarantee the market price of any U.S. government securities. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt.

XD Treasury Money Market Fund | Repurchase Agreements Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Repurchase Agreements Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price, or the security loses value before it can be sold.

XD Treasury Money Market Fund | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors.

XD Treasury Money Market Fund | Investments In Other Money Market Mutual Funds [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investments in Other Money Market Mutual Funds. To the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. Other money market funds contain similar risks as the Fund, including valuation risk. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual funds (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

XD Treasury Money Market Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. There is a risk that the value of the Fund’s investment may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risk might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

XD Treasury Money Market Fund | Money Market Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instruments Risk. The value of a money market instrument typically will decline during periods of rising interest rates and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, regulatory, public health, and other conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as changes in the financial condition of the issuer or borrower, specific market or economic developments, regulatory or government actions, natural disasters, pandemics, terrorist attacks, war, and other geopolitical events can have an adverse effect on the debt market and the overall liquidity of the market for money market instruments.

XD Treasury Money Market Fund | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. The Adviser is newly registered and therefore has limited operating history. The Fund relies on the Adviser’s investment analysis and its selection of investments to achieve its investment objective. As a result, investors do not have a long-term track record from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

XD Treasury Money Market Fund | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund commenced operations on February 12, 2024, and therefore has limited performance history for investors to evaluate.
XD Treasury Money Market Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. Redemption risk for a money market mutual fund refers to the potential instability that can arise when investors rapidly withdraw their funds from the Fund, especially during periods of financial stress or economic uncertainty. If a large number of investors decide to redeem their shares simultaneously, it can put pressure on the Fund’s liquidity, forcing it to sell assets at potentially unfavorable prices. This may lead to a decline in the NAV, resulting in losses for remaining shareholders.

XD Treasury Money Market Fund | XD Treasury Money Market Fund Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IXDXX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	40.43%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	40.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(40.53%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.26%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 27
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,787
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,162
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,646
XD Treasury Money Market Fund | XD Treasury Money Market Fund Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VXDXX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	40.43%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	41.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(40.53%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.51%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,816
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,174
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,632
XD Treasury Money Market Fund | XD Treasury Money Market Fund Select
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SXDXX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	40.43%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	40.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(40.53%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.20%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,780
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,649

[1]	The Fund’s Adviser, XD Fund Advisor LLC (the “Adviser”), has agreed to waive its fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) paid by the Fund’s Institutional Class, Investor Class, and Select Class will not exceed 0.26%, 0.51%, and 0.20%, respectively. For a period not to exceed three (3) years from the date on which a waiver or reimbursement in excess of the expense limitation is made by the Adviser, the Fund will carry forward, and may repay the Adviser such waiver or reimbursement; provided, however, that such repayments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the repayment. This waiver may not be terminated by the Adviser prior to January 31, 2026, without the approval of the Fund’s Board of Trustees.
[2]	Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund’s Financial Highlights.